OTHER FINANCIAL DATA - NONCONTROLLING INTERESTS (Details) In Millions, except Share data, unless otherwise specified	Dec. 31, 2013 USD ($)	Mar. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2013 Ownership Interests Held By Others, Southern Gas Transmission [Member] USD ($)		Dec. 31, 2012 Ownership Interests Held By Others, Southern Gas Transmission [Member] USD ($)		Dec. 31, 2013 Ownership Interests Held By Others, Bay Gas Storage Company [Member] USD ($)		Dec. 31, 2012 Ownership Interests Held By Others, Bay Gas Storage Company [Member] USD ($)		Dec. 31, 2013 Ownership Interests Held By Others, Liberty Gas Storage [Member] USD ($)		Dec. 31, 2012 Ownership Interests Held By Others, Liberty Gas Storage [Member] USD ($)		Dec. 31, 2013 Ownership Interests Held By Others IEnova Member [Member] USD ($)	Mar. 31, 2013 Ownership Interests Held By Others IEnova Member [Member] USD ($)	Mar. 31, 2013 Ownership Interests Held By Others IEnova Member [Member] MXN	Dec. 31, 2012 Ownership Interests Held By Others IEnova Member [Member] USD ($)	Dec. 31, 2013 Ownership Interests Held By Others, Tecsur [Member] USD ($)	Dec. 31, 2012 Ownership Interests Held By Others, Tecsur [Member] USD ($)	Dec. 31, 2013 Ownership Interests Held By Others, Luz Del Sur [Member] USD ($)	Dec. 31, 2012 Ownership Interests Held By Others, Luz Del Sur [Member] USD ($)	Dec. 31, 2013 Ownership Interests Held By Others, Chilquinta Energia [Member] USD ($)	Dec. 31, 2012 Ownership Interests Held By Others, Chilquinta Energia [Member] USD ($)	Dec. 31, 2013 Ownership Interests Held By Others, Otay Mesa VIE [Member] USD ($)	Dec. 31, 2012 Ownership Interests Held By Others, Otay Mesa VIE [Member] USD ($)
Ownership Interests Held By Others [Line Items]
Percent of ownership held by others				49.00%	[1]			9.10%	[1]			25.00%	[1]			18.90%				9.80%		20.20%				100.00%
Percent of ownership held By others, minimum																								24.40%
Percent of ownership held by others, maximum																								43.40%
Amount of ownership interests held by others	$ 822		$ 381	$ 1	[1]	$ 1	[1]	$ 22	[1]	$ 20	[1]	$ 14	[1]	$ 15	[1]	$ 442			$ 0	$ 3	$ 4	$ 222	$ 236	$ 27	$ 29	$ 91	$ 76
Proceeds from sale of noncontrolling interests, net of $25 million in offering costs																	574	7,100
Common stock shares issued																	218,110,500	218,110,500
Share price																	$ 2.75	34
Minority interest ownership percentage by parent																	81.10%	81.10%
Foreign currency exchange rate pesos to US dollars																	12.3841	12.3841
Increase to Shareholders Equity for Sale of Subsidiary shares		$ 135

[1]	Chilquinta Energía has four subsidiaries with noncontrolling interests held by others. Percentage range reflects the highest and lowest ownership percentages among these subsidiaries.